Lincoln Advisors Trust 150 N. Radnor Chester Rd. Radnor, PA 19087

Phone:	484-583-8083
e-Mail:	lisa.matson@lfg.com

VIA EDGAR

May 17, 2013

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Advisors Trust (“Trust”) on behalf of each of its series (each, a “Fund”)
	File Nos.:	033-175622 and 811-22583

Dear Sir or Madam:

Attached for filing on behalf of the Trust, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in each Fund’s Prospectus dated January 28, 2013, as supplemented April 30, 2013. The purpose of this filing is to submit each Fund’s Rule 497(e) filing in XBRL format.

Please contact me at the number indicated above if you have any questions or comments about this filing.

Please contact me at 484-583-8083 if you have any questions or comments about this filing.

Sincerely,

/s/ Lisa Matson

Lisa L.B. Matson

Senior Counsel—Funds Management